FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
5.	Fair Value Measurement
The Company measures its financial assets and liabilities at fair value, which is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Company uses the following three-level valuation hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial assets and liabilities:

•	Level 1 - Observable inputs such as unadjusted quoted prices in active markets for identical instruments.

•	Level 2 - Quoted prices for similar instruments in active markets or inputs that are observable for the asset or liability, either directly or indirectly.

•	Level 3 - Significant unobservable inputs based on the Company’s assumptions.

Financial Instruments Measured on a Recurring Basis
The following tables provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	Fair Value Measurements as of December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$26,056	$—	—	$26,056
Government and agency securities	—	2,987	—	2,987
Corporate debt securities	—	1,510	—	1,510

Total cash equivalents	$26,056	$4,497	$—	$30,553

Short-term investments
Government and agency securities	29,951	4,838	—	34,789
Corporate debt securities	—	1,983	—	1,983
Commercial paper	—	17,491	—	17,491
Asset-backed securities	—	612	—	612

Total short-term investments	$29,951	$24,924	$—	$54,875

Liabilities:
Current contingent liabilities	$—	$—	$4,022	$4,022
Long-term contingent liabilities	—	—	4,089	4,089

Total liabilities	$—	$—	$8,111	$8,111

	Fair Value Measurements as of December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Current contingent liabilities	$—	$—	$2,538	$2,538
Long-term contingent liabilities	—	—	4,826	4,826

Total liabilities	$—	$—	$7,364	$7,364

The carrying amounts reported in our consolidated and combined balance sheets for accounts receivable, other assets, accounts payable and other accrued expenses approximate fair value due to their relatively short periods to maturity.
Available-for-Sale
Securities
The Company obtains the fair value of its Level 2
available-for-sale
securities from third-party pricing services. The pricing services utilize industry standard valuation models whereby all significant inputs, including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, bids, offers, or other market-related data, are observable. The Company validates the prices provided by the third-party pricing services by reviewing their pricing methods and obtaining market values from other pricing sources. The Company did not adjust or override any fair value measurements provided by these pricing services as of December 31, 2022. The Company has not transferred any investment securities between classification levels.
Contingent Liabilities
Contingent liabilities are measured at fair valued each reporting period by using a probability weighted income approach.

A reconciliation of the Level 3 financial instruments as of December 31, 2022 and 2021 is as follows:

(in thousands)	Crystal (1)	Taurus (2)	xCella (2)	Icagen (1)	Total
Beginning balance as of January 1, 2021	$800	$—	$—	$6,404	$7,204
Payments to CVR holders	—	—	(720)	(1,050)	(1,770)
Fair value adjustments to contingent liabilities	(800)	—	720	2,010	1,930

Balance as of December 31, 2021	—	—	—	7,364	7,364
Payments to CVR holders	—	—	(1,440)	(2,025)	(3,465)
Fair value adjustments to contingent liabilities	—	1,600	3,204	(592)	4,212

Balance as of December 31, 2022	$—	$1,600	$1,764	$4,747	$8,111

(1)
Changes in the fair values of contingent liabilities in connection with the acquisition of Crystal and Icagen are recognized in Other operating (income) expense, net in the consolidated and combined statements of operations and comprehensive loss and in the operating section of the statements of cash flows. Payments to CVR holders are disclosed in the financing section of the statements of cash flows.

(2)
Changes in the fair values of contingent liabilities in connection with the acquisition of Taurus and xCella are recognized in Intangible assets, net in the consolidated and combined balance sheets. Payments to CVR holders are disclosed in the investing section of the statement of cash flows.

Contingent liabilities are classified as Level 3 liabilities as their valuation requires substantial judgment and estimation of factors that are not currently observable in the market. These subjective estimates include but are not limited to assumptions involving the achievement probability of certain developmental and commercialization milestones, discount rates, and projected years of payments. If different assumptions were used for the various inputs to the valuation approaches, the estimated fair value could be materially higher or lower than the fair value determined.
Assets Measured on a
Non-Recurring
Basis
The Company applies fair value techniques on a
non-recurring
basis associated with valuing potential impairment losses related to goodwill, finite-lived intangible assets, and long-lived assets.